SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
Summary of share options granted to both employees and non-employees

		Weighted-
	Number of	average
	options	exercise price
Outstanding at December 31, 2011	28,540,437	0.81
Options granted	2,575,885	*0.00
Options exercised	(425,744)	0.15
Options forfeited	(1,838,039)	1.04
Outstanding at December 31, 2012	28,852,539	0.42
Vested and expected to vest at December 31, 2012	27,659,837	0.43

* The exercise price was $0.0001.

Summary of restricted shares granted to both employees and non-employees
		Weighted
	Number of	average
	restricted	grant date
	shares	fair value
Non-vested at December 31, 2011	106,000	1.03
Vested	(44,000)	1.01
Non-vested at December 31, 2012	62,000	1.04

Summary of information with respect to options outstanding

The following table summarizes information with respect to options outstanding as of December 31, 2012.

	Options outstanding				Options exercisable
		Weighted-				Weighted-
		Average				average
		Remaining	Weighted-	Intrinsic		remaining	Weighted-	Intrinsic
Range of	Number of	Contractual	average	value as of	Number of	contractual	Average	value as of
exercise	options	life	exercise	December	options	life	Exercise	December
price	outstanding	(years)	price	31, 2012	exercisable	(years)	Price	31, 2012

0.01-0.38	21,682,228	5.03	0.19	2,476,034	14,845,093	3.43	0.19	1,744,629
0.40-0.63	143,700	4.14	0.52	—	138,900	3.98	0.53	—
0.68-0.97	1,684,794	4.81	0.77	—	1,403,294	4.26	0.75	—
1.00-1.39	541,570	4.92	1.24	—	493,570	4.69	1.26	—
1.47-1.60	639,036	1.97	1.59	—	639,036	1.97	1.59	—
1.73-2.10	267,700	2.73	1.92	—	267,700	2.73	1.92	—
2.27-2.59	630,000	3.44	2.50	—	630,000	3.44	2.50	—
2.75-2.82	522,500	3.22	2.80	—	522,500	3.22	2.80	—
3.00-3.37	205,500	3.32	3.14	—	205,500	3.32	3.14	—
4.22-4.55	2,535,511	8.93	0.25	730,391	140,000	3.29	4.46	—
	28,852,539	5.19	0.42	3,206,425	19,285,593	3.46	0.54	1,744,629

Employee | Five years vesting period
Share-based compensation
Schedule of assumptions for option grants

	2010	2011	2012
Risk-free interest rates (%) (1)	1.31-2.35	1.33-1.75	1.04-1.57
Expected life (2)	5-5.8 years	5.7-5.8 years	5.7-5.8 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Employee | One year vesting period
Share-based compensation
Schedule of assumptions for option grants

	2010	2011	2012
Risk-free interest rates (%) (1)	—	—	0.18-0.21
Expected life (2)	—	—	1 year
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	—	—	52-59

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Non-employee
Share-based compensation
Schedule of assumptions for option grants

	2010	2011	2012
Risk-free interest rates (%) (1)	1.04-2.75	0.79-2.31	0.56-1.22
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.

(2) The Company uses the vesting term of 5 years as the expected life of share options for non-employees.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.